Note 7 - Preferred Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Preferred Stock [Text Block]
7
.
Preferred Stock

Series A
Convertible Preferred Stock

During
2014,
71
shares of our Series A Convertible Preferred Stock,
$1,000
stated value (“Series A Preferred Stock”), were converted into
202,857
shares of common stock. As of
December 31, 2016,
there were
no
shares of Series A Preferred Stock outstanding.

Series B Convertible Preferred Stock

Our Series B Convertible Preferred Stock,
$1,000
stated value (“Series B Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series B Preferred Stock has no
voting rights and is
not
entitled to a dividend.
During
2014,
1,550
shares of Series B Preferred Stock were converted into
4,428,571
shares of common stock. As of
December 31, 2016,
there were
100
shares of
Series B Preferred Stock outstanding, convertible at any time at the option of the holder into
285,714
shares of common stock.

Series C Convertible Preferred Stock

In
February 2015,
we issued
3,000
shares of our Series C Convertible Preferred Stock,
$1,000
stated value (“Series C Preferred Stock”), and warrants to purchase up to an aggregate of
51,333,331
shares of our common stock for total net proceeds of
$2,679,810.
We allocated
$1,695,869
of the purchase price to the fair value of the warrants issued in the transaction (recorded to Additional Paid-in Capital), and recorded the net amount of
$983,941
as the initial carrying value of the Series C Preferred Stock.

The Series C Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series C Preferred Stock has no
voting rights and is
not
entitled to a dividend.
The Series C Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, and contains price adjustment provisions which may,
under certain circumstances, reduce the conversion price if we sell, or grant options to purchase, our common stock at a price lower than the then conversion price of the Series C Preferred Stock. During
2016,
132
shares of Series C Preferred Stock were converted into
1,400,000
shares of common stock. As of
December 31, 2016,
there were
2,868
shares of
Series C Preferred Stock outstanding, convertible into
57,363,520
shares of common stock.